Property And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Headquarters [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets held for sale	$ (10)	$ 20
Property And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10	$ 30